Share Capital (Details 3) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Compensation [Member]
Statement [Line Items]
Ending Balance	422,000	244,000
Beginning Balance	244,000
DSUs [Member]
Statement [Line Items]
Balance, Beginning	1,537,255
DSUs granted	632,257	1,537,255
RSUs expired/forfeited	238,776
Balance, Ending	2,169,512	1,537,255